STOCKHOLDERS DEFICIT (Details 1)	Dec. 31, 2022 USD ($) $ / shares shares
Warrants outstanding | shares	3,000,001
Intrinsic Value | $	$ 0
Warrant Exercise Price 609375.00 [Member]
Warrants outstanding | shares	1
Intrinsic Value | $	$ 0
Warrant expiration date	May 24, 2023
Warrant exercise price | $ / shares	$ 609,375.00
Warrant Exercise Price 100.00 [Member]
Warrants outstanding | shares	1,000,000
Intrinsic Value | $	$ 0
Warrant expiration date	Dec. 30, 2026
Warrant exercise price | $ / shares	$ 100.00
Warrant Exercise Price 200.00 [Member]
Warrants outstanding | shares	1,000,000
Intrinsic Value | $	$ 0
Warrant expiration date	Dec. 30, 2026
Warrant exercise price | $ / shares	$ 200.00
Warrant Exercise Price 500.00 [Member]
Warrants outstanding | shares	500,000
Intrinsic Value | $	$ 0
Warrant expiration date	Dec. 31, 2026
Warrant exercise price | $ / shares	$ 500.00
Warrant Exercise Price 1000.00 [Member]
Warrants outstanding | shares	500,000
Intrinsic Value | $	$ 0
Warrant expiration date	Dec. 31, 2026
Warrant exercise price | $ / shares	$ 1,000.00